Contracted concessional assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 8,736,368	$ 9,084,270
Contracted concessional financial assets	870,336	936,004
Impairment loss on contracted consessional financial assets	0	0
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,467,669	10,633,769
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (1,731,301)	$ (1,549,499)